002-88566

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Supplement to the
Balanced Portfolio Prospectus
dated May 1, 2002

Effective January 2, 2003, the following changes are effective with respect to the portfolio:

1.    The Goal & Strategy section is revised to read as follows:

The portfolio seeks growth of capital and reasonable current income without undue risk to principal.

To pursue these goals, the portfolio allocates its assets between stocks -- primarily those of mid-capitalization companies, which it defines as those with a total market capitalization between $2 billion and $12 billion -- and short-term fixed-income securities from U.S. government and corporate issuers. The portfolio seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers may allocate anywhere from 50% to 70% of assets to stock investments, with the balance allocated to bond investments (at least 25%) and operating cash. In determining the portfolio's allocation, the managers consult with senior management of the adviser and sub-adviser.

In selecting growth stocks, the managers employ a disciplined investment strategy. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

  Financial condition (such as debt to equity ratio)

  Market share and competitive leadership of the company's products

  Earnings growth relative to competitors

  Market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

The portfolio's fixed-income securities consist mainly of investment-grade bonds and other debt securities from U.S. government and corporate issuers, and may include mortgage - and asset-backed securities. Although the portfolio may invest in securities of any maturity, it normally maintains an average portfolio duration of four years or less. In selecting fixed-income securities, the managers monitor national trends, looking for securities that appear relatively underpriced or appear likely to have their credit ratings raised.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

The paragraphs on "Asset Allocation" and "Mid-Cap Stocks" remain unchanged.

2.    The first paragraph of the "Management" section of the prospectus of the portfolio is revised to read as follows:

Theodore P. Giuliano is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the portfolio's debt securities investments since its inception.

Catherine Waterworth has co-managed the portfolio's debt securities investments since joining the firm in December 1998. From 1995 - 1998 she was a managing director of high grade fixed income at a major investment firm.

This portfolio's equity investments are managed by a team lead by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the portfolio's equity investments since January 2003:

Jon D. Brorson has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

Kenneth J. Turek has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Each team member listed above is a Vice-President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC.

This supplement is dated December 24, 2002, and supercedes the supplement dated December 17, 2002.

002-88566

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Supplement to the
Balanced Portfolio (Qualified Plans) Prospectus
dated May 1, 2002

Effective January 2, 2003, the following changes are effective with respect to the portfolio:

1.    The Goal & Strategy section is revised to read as follows:

The portfolio seeks growth of capital and reasonable current income without undue risk to principal.

To pursue these goals, the portfolio allocates its assets between stocks -- primarily those of mid-capitalization companies, which it defines as those with a total market capitalization between $2 billion and $12 billion -- and short-term fixed-income securities from U.S. government and corporate issuers. The portfolio seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers may allocate anywhere from 50% to 70% of assets to stock investments, with the balance allocated to bond investments (at least 25%) and operating cash. In determining the portfolio's allocation, the managers consult with senior management of the adviser and sub-adviser.

In selecting growth stocks, the managers employ a disciplined investment strategy. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

  Financial condition (such as debt to equity ratio)

  Market share and competitive leadership of the company's products

  Earnings growth relative to competitors

  Market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

The portfolio's fixed-income securities consist mainly of investment-grade bonds and other debt securities from U.S. government and corporate issuers, and may include mortgage - and asset-backed securities. Although the portfolio may invest in securities of any maturity, it normally maintains an average portfolio duration of four years or less. In selecting fixed-income securities, the managers monitor national trends, looking for securities that appear relatively underpriced or appear likely to have their credit ratings raised.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

The paragraphs on "Asset Allocation" and "Mid-Cap Stocks" remain unchanged.

2.    The first paragraph of the "Management" section of the prospectus of the portfolio is revised to read as follows:

Theodore P. Giuliano is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the portfolio's debt securities investments since its inception.

Catherine Waterworth has co-managed the portfolio's debt securities investments since joining the firm in December 1998. From 1995 - 1998 she was a managing director of high grade fixed income at a major investment firm.

This portfolio's equity investments are managed by a team lead by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the portfolio's equity investments since January 2003:

Jon D. Brorson has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

Kenneth J. Turek has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Each team member listed above is a Vice-President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC.

This supplement is dated December 24, 2002, and supercedes the supplement dated December 17, 2002.

002-88566

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Supplement to the
Growth Portfolio Prospectus
dated May 1, 2002

Effective January 2, 2003, the following changes are effective with respect to the portfolio:

1.    The Goal & Strategy section is revised to read as follows:

The portfolio seeks growth of capital.

To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization between $2 billion and $12 billion. The portfolio seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

  Financial condition (such as debt to equity ratio)

  Market share and competitive leadership of the company's products

  Earnings growth relative to competitors

  Market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

The paragraphs on "Mid-Cap Stocks" and "Growth Investing" remain unchanged.

2.    The first paragraph of the "Management" section is revised to read as follows:

This portfolio is managed by a team lead by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the portfolio since January 2003:

Jon D. Brorson has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

Kenneth J. Turek has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Each team member listed above is a Vice-President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC.

This supplement is dated December 24, 2002, and supercedes the supplement dated December 17, 2002.

002-88566

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Supplement to the
Mid-Cap Growth Portfolio Prospectus
dated May 1, 2002

Effective January 2, 2003, the following changes are effective with respect to the portfolio:

1.    The Goal & Strategy section is revised to read as follows:

The portfolio seeks growth of capital.

To pursue this goal, the portfolio normally invests at least 80% of its net assets in common stocks of mid-capitalization companies. For purposes of this portfolio, a mid-capitalization company is defined as a company whose market capitalization is within the range of market capitalizations of companies in the S&P Midcap 400 Index. The portfolio seeks to reduce risk by diversifying among many companies, industries and sectors.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

  Financial condition (such as debt to equity ratio)

  Market share and competitive leadership of the company's products

  Earnings growth relative to competitors

  Market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The portfolio will not alter its policy of investing at least 80% of its assets in stocks of mid-capitalization companies without providing at least 60 days' prior notice to shareholders.

The paragraphs on "Mid-Cap Stocks" and "Growth Investing" remain unchanged.

2.    The first paragraph of the "Management" section is revised to read as follows:

This portfolio is managed by a team lead by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the portfolio since January 2003:

Jon D. Brorson has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

Kenneth J. Turek has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Each team member listed above is a Vice-President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC.

This supplement is dated December 24, 2002, and supercedes the supplement dated December 17, 2002.